Significant accounting policies - Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 3,303,949	$ 472,458	¥ 3,618,451	¥ 2,840,807
PRC
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	2,604,265		2,499,852
PRC | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	2,586,715		2,496,135
PRC | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	17,550		3,717
Hong Kong, China
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	2,599		377,386
Hong Kong, China | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	940		9,919
Hong Kong, China | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	1,442		367,467
Hong Kong, China | Denominated in HKD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	217
Cayman Islands
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	697,085		741,213
Cayman Islands | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	33,625		600,273
Cayman Islands | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 663,460		¥ 140,940